Related Party Transactions - Additional Information (Detail) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 07, 2020	Jun. 05, 2020	Dec. 06, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Management fee				$ 569,389	$ 130,990	$ 1,123,438	$ 130,990	$ 1,919,888	$ 107,563	$ 0
Due to affiliates				$ 17,491,977		17,491,977		$ 12,123,459	$ 5,953,312
Proceeds from Sale of Treasury Stock						$ 150,000,000.0
Stock Repurchase Program, Purchase Price						$ 10.00
Stock Repurchase Plan, Monthly Percent Allowed						2.00%
Stock Repurchase Plan, Quarterly Percent Allowed						5.00%
Stock Repurchased During Period, Shares								2,587,264	0
Sale of Stock, Price Per Share				$ 10.00		$ 10.00
Common stock, outstanding (in shares)				21,237,215		21,237,215		20,510,001	14,997,217
Professional Fees				$ 100,000		$ 100,000
Proceeds from Issuance of Common Stock			$ 150,000,000.0			$ 64,138,625	$ 49,040,510	$ 80,159,885	$ 68,009,105	$ 0
Line of Credit
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 125,000,000
Line of Credit Facility, Extension Option Term		1 year
Line of Credit | London Interbank Offered Rate (LIBOR) [Member]
Related Party Transaction [Line Items]
Investment Interest Rate		2.25%
Class I common stock
Related Party Transaction [Line Items]
Stock Repurchased During Period, Shares						5,130,450	903,345
Common stock, outstanding (in shares)								7,477,351	9,145,617
Oaktree [Member]
Related Party Transaction [Line Items]
Percentage of management fee to NAV payable to adviser per annum, payable monthly						1.00%
Management fee						$ 600,000	$ 1,100,000
Percentage of performance participation interest to annual total return held by adviser						12.50%
Annual hurdle amount, percentage						5.00%
Performance fee				$ 700,000	$ 200,000	$ 1,300,000	$ 1,000,000.0
Due to affiliates								$ 2,700,000
Proceeds from Sale of Treasury Stock						86,900,000
Stock Repurchase Program, Purchase Price								$ 10.00
Stock Repurchased During Period, Value						$ 9,900,000		$ 2,700,000
Proceeds from Issuance of Common Stock			$ 86,900,000
Share Repurchase Limitation, Monthly, Percentage of Existing Share Repurchase Plan Decrease								2.00%
Share Repurchase Limitation, Quarterly, Percentage of Existing Share Repurchase Plan Decrease								5.00%
Oaktree [Member] | Class I common stock
Related Party Transaction [Line Items]
Stock Repurchased During Period, Shares								2,521,620	0
Common stock, outstanding (in shares)				1,055,947		1,055,947		6,186,397
Oaktree Real Estate Income Corporation
Related Party Transaction [Line Items]
Related Party Transaction, Investment From Related Party						$ 9,800,000
Adviser for Management Fees
Related Party Transaction [Line Items]
Percentage of management fee to NAV payable to adviser per annum, payable monthly	1.00%
Due to affiliates								$ 400,000
Management Fee Payable								1,200,000
Adviser for Performance Fees
Related Party Transaction [Line Items]
Due to affiliates								$ 2,400,000	$ 200,000
Performance Fee Percentage								12.50%
Performance Fee Hurdle Amount								5.00%
Accrued Performance Fees								$ 2,200,000	200,000
Operating Expense [Member] | Oaktree [Member]
Related Party Transaction [Line Items]
Due to affiliates								900,000	600,000
Organizational and Offering Costs [Member] | Oaktree [Member]
Related Party Transaction [Line Items]
Due to affiliates				$ 5,900,000		5,900,000		5,700,000	5,200,000
Accrued offering costs				400,000		400,000		400,000
Performance Incentive Fees [Member] | Oaktree [Member]
Related Party Transaction [Line Items]
Due to affiliates				$ 1,300,000		$ 1,300,000		$ 2,400,000	$ 200,000